Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes
Income Taxes
The company’s provision for income taxes for the years ended December 31 were as follows:

	2018	2017
Current income tax
Current year expense	144.1	200.6
Adjustments to prior years’ income taxes	5.1	(22.6)
	149.2	178.0
Deferred income tax
Origination and reversal of temporary differences	(108.1)	(22.5)
Adjustments to prior years' deferred income taxes	(1.6)	24.3
Change in tax rate related to U.S. tax reform	—	222.4
Other	4.7	6.1
	(105.0)	230.3

Provision for income taxes	44.2	408.3

A significant portion of the company's earnings or losses before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differs from the Canadian statutory income tax rate (and may be significantly higher or lower). The company’s earnings (loss) before income taxes by jurisdiction and the associated provision (recovery) for income taxes for the years ended December 31 are summarized in the following table:

	2018					2017
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	54.7	(78.2)	(115.4)	1,001.0	862.1	(141.3)	543.5	(72.1)	1,693.1	2,023.2
Provision (recovery) for income taxes	47.4	(27.2)	(24.0)	48.0	44.2	52.9	420.5	(24.6)	(40.5)	408.3
Net earnings (loss)	7.3	(51.0)	(91.4)	953.0	817.9	(194.2)	123.0	(47.5)	1,733.6	1,614.9

(1)	Includes Fairfax India and Fairfax Africa.

(2)
Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.

(3)	Principally comprised of Brit, European Run-off, Advent and other associated holding company results.

(4)
Includes companies in India, Asia, Europe (excluding the U.K.) and Allied World (acquired on July 6, 2017; the majority of Allied World's net earnings (loss) is sourced from its Bermuda operations notwithstanding certain of its operations conduct business in the U.S. and the U.K.).

Increased pre-tax profitability in Canada in 2018 compared to 2017 primarily reflected stronger earnings at Fairfax India and Fairfax Africa. Decreased pre-tax profitability in the U.S. and U.K. in 2018 compared to 2017 primarily reflected unrealized investment losses. Decreased pre-tax profitability in Other in 2018 compared to 2017 primarily reflected the 2017 gains on sale of First Capital and a portion of the company's investment in ICICI Lombard, partially offset by the gain on deconsolidation of Quess in 2018 (see note 23).

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2018	2017
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	228.5	536.1
Non-taxable investment income	(289.7)	(116.2)
Tax rate differential on income and losses outside Canada	(36.4)	(445.3)
Change in unrecorded tax benefit of losses and temporary differences	81.6	210.2
Foreign exchange effect	27.4	12.8
Other including permanent differences	25.0	(15.6)
Change in tax rate for deferred income taxes (excluding U.S. tax reform)	4.3	2.2
Provision relating to prior years	3.5	1.7
Change in tax rate for deferred income taxes related to U.S. tax reform	—	222.4
Provision for income taxes	44.2	408.3

Non-taxable investment income of $289.7 in 2018 and $116.2 in 2017 was principally comprised of dividend income, non-taxable interest income, the 50% of net capital gains which are not taxable in Canada and share of profit of associates in certain jurisdictions. Also included in 2018 was an income tax rate benefit of $235.8 related to the non-cash gain on deconsolidation of Quess reflecting the preferential treatment of long term capital gains in India.

The tax rate differential on income and losses outside Canada of $36.4 in 2018 principally related to income taxed at lower rates at Allied World, certain subsidiaries of Fairfax India and in Barbados. The tax rate differential on income and losses outside Canada of $445.3 in 2017 principally reflected the impact of net gains on the sales of ICICI Lombard and First Capital which were not taxable in the jurisdictions in which they were held (income tax rate benefits of $246.5 in Mauritius and $269.9 in Barbados respectively), partially offset by income in the U.S. that is taxed at rates higher than the Canadian statutory rate and losses at Allied World and in the U.K. that are taxed at rates lower than the Canadian statutory rate.

The change in unrecorded tax benefit of losses and temporary differences of $81.6 in 2018 (2017 - $210.2) principally reflected deferred tax assets in Canada of $63.3 (2017 - $70.8) that were not recorded, as it was considered not probable that those losses could be utilized. The change in unrecorded tax benefit of losses and temporary differences in 2017 also included a reduction of $89.7 in U.S. tax credits and operating losses capitalized in prior years, primarily driven by the effects of U.S. tax reform as discussed later in this note.

Other including permanent differences in 2018 primarily reflected $17.9 of U.S. base erosion anti-abuse tax (BEAT) enacted as part of U.S. tax reform. Other including permanent differences in 2017 included an income tax rate benefit of $7.4 related to the impact of the transition tax under U.S. tax reform.

Change in tax rate for deferred income taxes related to U.S. tax reform of $222.4 in 2017 principally reflected the impact of the reduction of the U.S. federal corporate income tax rate on the company's net deferred income tax asset. The impact of U.S. tax reform on the company's consolidated financial statements is discussed later in this note.

Income taxes refundable and payable were as follows:

	December 31, 2018	December 31, 2017
Income taxes refundable	152.3	147.0
Income taxes payable	(80.1)	(95.6)
Net income taxes refundable	72.2	51.4

Changes in net income taxes refundable during the years ended December 31 were as follows:

	2018	2017
Balance - January 1	51.4	167.3
Amounts recorded in the consolidated statements of earnings	(149.2)	(178.0)
Payments made during the year	229.9	33.4
Acquisitions of subsidiaries (note 23)	7.3	18.8
Deconsolidation of subsidiary (note 23)	(71.3)	—
Foreign exchange effect and other	4.1	9.9
Balance - December 31	72.2	51.4

Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2018
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8
Amounts recorded in the consolidated statement of earnings	(67.6)	5.3	5.5	(15.6)	11.2	128.8	1.1	36.3	105.0
Amounts recorded in total equity	5.0	—	—	—	—	7.6	—	13.9	26.5
Acquisitions of subsidiaries (note 23)	1.4	—	(0.8)	1.4	(4.7)	—	—	9.1	6.4
Deconsolidation of subsidiary (note 23)	(6.1)	—	—	—	4.2	—	—	(15.3)	(17.2)
Foreign exchange effect and other	(13.0)	(1.9)	0.2	(0.2)	13.2	1.0	(0.3)	(2.6)	(3.6)
Balance - December 31	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9

	2017
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	188.8	182.3	126.6	(120.0)	(347.6)	331.9	224.3	146.3	732.6
Amounts recorded in the consolidated statement of earnings	(41.2)	(72.3)	(15.0)	(0.6)	111.0	(140.1)	(106.0)	33.9	(230.3)
Amounts recorded in total equity	—	—	—	—	—	(15.5)	(0.1)	(5.1)	(20.7)
Acquisitions of subsidiaries (note 23)	33.1	20.5	(19.8)	53.6	(195.2)	0.9	—	5.4	(101.5)
Foreign exchange effect and other	7.0	0.8	0.1	0.3	(11.7)	0.3	(0.1)	4.0	0.7
Balance - December 31	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8

Management expects that the deferred income tax asset will be realized in the normal course of operations. The most significant temporary differences included in the deferred income tax asset at December 31, 2018 related to investments, provision for losses and loss adjustment expenses, tax credits and operating and capital losses, partially offset by a deferred income tax liability related to intangible assets. The temporary differences related to investments are primarily due to net unrealized investment losses in the U.S.  In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are only recognized for tax purposes when realized (particularly in the U.S. and several other jurisdictions). The provision for losses and loss adjustment expenses is recorded on an undiscounted basis in these consolidated financial statements but is recorded on a discounted basis in certain jurisdictions for tax purposes, resulting in temporary differences. Deferred taxes on intangible assets primarily relates to intangible assets recognized on acquisitions (principally Allied World, Recipe and Brit) that are typically not deductible in the determination of income taxes payable. The deferred income tax asset related to operating and capital losses arises primarily at Northbridge, Allied World and Fairfax Latam. Tax credits are primarily in the U.S. and relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred taxes include temporary differences related to pensions and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2018 deferred income tax assets of $857.8 (December 31, 2017 - $838.2) related principally to operating and capital losses and U.S. foreign tax credits have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $1,570.1 (December 31, 2017 - $1,516.4), losses in Europe of $613.4 (December 31, 2017 - $635.7), losses in the U.S. of $45.9 (December 31, 2017 - $44.6), losses at Allied World of $363.5 across various jurisdictions (December 31, 2017 - $393.7) and U.S. foreign tax credits of $159.0 (December 31, 2017 - $159.0). The losses in Canada expire between 2026 and 2038. The losses and foreign tax credits in the U.S. expire between 2019 and 2038. Substantially all of the losses in Europe do not have an expiry date. Allied World's losses are primarily in the U.K. and Asia, with no expiry date, while the remainder expire between 2022 and 2037.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries. Unremitted earnings amounted to approximately $3.2 billion at December 31, 2018 (December 31, 2017 - $3.1 billion) and are not likely to be repatriated in the foreseeable future.

The United States Tax Cuts and Jobs Act (“U.S. tax reform”) that was signed into law on December 22, 2017 introduced a number of significant changes to U.S. corporate income tax for tax years beginning after December 31, 2017: it reduced the U.S. federal corporate income tax rate from 35% to 21%, required companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, repealed the alternative minimum tax ("AMT") regime, modified rules pertaining to loss reserve discounting, introduced a new minimum base erosion and anti-abuse tax (“BEAT”) on certain payments to foreign affiliates, and implemented a U.S. tax on foreign earnings for certain global intangible low-taxed income ("GILTI").

Under IFRS, deferred income tax assets and liabilities are measured at the enacted or substantively enacted tax rate expected to apply when temporary differences are to be realized or settled. The resulting deferred income tax is recognized in the consolidated statement of earnings, except to the extent that it relates to items previously recognized directly in equity. The company selected December 31, 2017 as the revaluation date for its U.S. net deferred income tax asset as the impact between the date of enactment and December 31, 2017 was not considered significant. In 2017, the reduction in the U.S. corporate income tax rate decreased the U.S. net deferred income tax asset related to operating and capital losses and other timing differences by $229.2, of which $222.4 was recorded in the consolidated statement of earnings and $6.8 was recorded in other comprehensive income. The company also decreased its recognized U.S. foreign tax credit carry forwards by $100.0 at December 31, 2017 as the reduction in the U.S. corporate income tax rate will make utilization of foreign tax credit carry forwards recognized in prior years more difficult, requiring increased U.S. and foreign source income in the future.

For tax years beginning before January 1, 2018, U.S. tax reform required that U.S. companies include in income the mandatory deemed repatriation of post-1986 undistributed foreign earnings (the "transition tax"). As of December 31, 2017 the company had included $79.1 of previously untaxed foreign earnings in taxable income. Future repatriation of this amount will not incur additional U.S. tax. The company utilized current and prior year foreign tax credits (rather than net operating loss carry forwards) to offset this income to reduce the transition tax liability payable in cash to nil. Additionally, as of December 31, 2017 the recognition of the transition tax caused the company to record reductions to a deferred tax liability of $34.5 related to previously deferred earnings of Odyssey Group's U.K. operations and to foreign tax credit carry forwards of $27.1 that no longer had value due to the mandatory repatriation. The amounts estimated as of December 31, 2017 above were finalized with the filing of the 2017 income tax return during 2018, with no significant impact on the consolidated financial statements.

The tax effects included in these consolidated financial statements represent the company's best estimate based upon the information available as of December 31, 2018. The finalization during 2019 of proposed regulations issued by the U.S. tax authorities during 2018 could potentially affect the estimates of the impacts related to BEAT and GILTI as of December 31, 2018. The repeal of the AMT regime did not have a significant impact on the company and the company continued to reflect the AMT credit carryforwards as part of its net deferred income tax asset. The company recognizes charges related to BEAT and GILTI, if any, in the periods in which they are incurred, and has not included their impacts in measuring its net deferred income tax asset at December 31, 2018.